Net debt	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Net debt
29. Net debt

We define net debt as the amount of borrowings and financing derivatives less cash and current financial investments.
(a) Composition of net debt
Net debt is comprised as follows:

	2023	2022	2021
	£m	£m	£m
Cash and cash equivalents (see note 20)	163	204	157
Current financial investments (see note 15)	2,605	3,145	2,342
Borrowings (see note 21)	(42,985)	(45,465)	(31,220)
Financing derivatives[1] (see note 17)	(756)	(693)	175
	(40,973)	(42,809)	(28,546)
1.The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).
(b) Analysis of changes in net debt

	Notes	Cash and cash equivalents £m	Financial investments[1] £m	Borrowings £m	Financing derivatives £m	Total[2] £m
At 1 April 2020		73	1,998	(30,794)	133	(28,590)
Cash flow		95	429	(2,336)	4	(1,808)
Fair value gains and losses		—	14	159	31	204
Foreign exchange movements		(7)	(106)	1,710	—	1,597
Interest income/(charges)	6	—	7	(946)	7	(932)
Other non-cash movements		—	—	(136)	—	(136)
Reclassification to held for sale	10	(4)	—	1,123	—	1,119
At 1 April 2021		157	2,342	(31,220)	175	(28,546)
Cash flow	29(c)	9	752	(9,993)	262	(8,970)
Fair value gains and losses		—	(12)	286	(604)	(330)
Foreign exchange movements		5	53	(652)	—	(594)
Interest income/(charges)	6	—	43	(1,177)	(59)	(1,193)
Other non-cash movements		—	(15)	34	—	19
Acquisition of NGED	37	44	69	(8,286)	26	(8,147)
Reclassification to held for sale³	10	(11)	(87)	5,543	(493)	4,952
At 1 April 2022		204	3,145	(45,465)	(693)	(42,809)
Cash flow	29(c)	(48)	(651)	5,268	455	5,024
Fair value gains and losses		—	(18)	367	(348)	1
Foreign exchange movements		7	61	(1,311)	—	(1,243)
Interest income/(charges)	6	—	73	(1,658)	(170)	(1,755)
Other non-cash movements		—	—	(283)	—	(283)
Reclassification to held for sale³	10	—	(5)	97	—	92
At 31 March 2023		163	2,605	(42,985)	(756)	(40,973)
Balances at 31 March 2023 comprise:
Non-current assets		—	—	—	263	263
Current assets		163	2,605	—	100	2,868
Current liabilities		—	—	(2,955)	(93)	(3,048)
Non-current liabilities		—	—	(40,030)	(1,026)	(41,056)
		163	2,605	(42,985)	(756)	(40,973)
1.Cash flows on current financial investments comprise £65 million (2022: £29 million; 2021: £7 million) of interest received and £586 million of cash inflows (2022: £781 million outflows; 2021: £436 million outflows) of net cash flow movements in short-term financial investments, as presented in the consolidated cash flow statement.
2.Includes accrued interest at 31 March 2023 of £401 million (2022: £351 million; 2021: £263 million).
3.Reclassification to held for sale in the year ended 31 March 2022 represented the opening net debt position of the UK Gas Transmission business (see note 10). In the current year the reclassification to held for sale relates to the disposal of NECO which was not classified as a discontinued operation.
29. Net debt continued
(c) Reconciliation of cash flow from liabilities within net debt to cash flow statement

	2023		2022		2021
	Borrowings and other £m	Financing derivatives £m	Borrowings and other £m	Financing derivatives £m	Borrowings and other £m	Financing derivatives £m
Cash flows per financing activities section of cash flow statement:
Proceeds received from loans	11,908	—	12,347	—	5,150	—
Repayment of loans	(15,260)	—	(1,261)	—	(1,654)	—
Payments of lease liabilities	(155)	—	(117)	—	(107)	—
Net movements in short-term borrowings	(511)	—	(11)	—	(619)	—
Cash inflows on derivatives	—	190	—	20	—	17
Cash outflows on derivatives	—	(118)	—	(114)	—	(183)
Interest paid	(1,277)	(153)	(998)	(55)	(711)	(42)
Cash flows per financing activities section of cash flow statement	(5,295)	(81)	9,960	(149)	2,059	(208)
Adjustments:
Non-net debt-related items	27	—	33	—	29	—
Derivative cash (outflow)/inflow in relation to capital expenditure	—	(12)	—	(8)	—	10
Derivative cash inflows per investing section of cash flow statement	—	—	—	17	—	225
Derivative cash outflows per investing section of cash flow statement	—	(362)	—	(122)	—	(81)
Cash flows relating to financing liabilities within net debt	(5,268)	(455)	9,993	(262)	2,088	(54)

Analysis of changes in net debt:
Borrowings	(5,268)	—	9,993	—	2,088	—
Financing derivatives	—	(455)	—	(262)	—	(54)
Cash flow movements relating to financing liabilities within net debt	(5,268)	(455)	9,993	(262)	2,088	(54)
(d) Reconciliation of changes in liabilities arising from financing activities
The table below reconciles changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. For the purposes of this table, the liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the consolidated cash flow statement within financing activities. As a result we have separately disclosed the reconciliation below, excluding derivatives associated with our net investment hedges and derivatives associated with the hedging of capital expenditure, given that they are both classified in the consolidated cash flow statement within investing activities.

	Notes	Borrowings £m	Financing derivatives £m	Total £m
At 1 April 2020		(30,794)	228	(30,566)
Cash flow[1]		(2,336)	158	(2,178)
Fair value gains and losses		159	(301)	(142)
Foreign exchange movements		1,710	—	1,710
Interest charges	6	(946)	11	(935)
Other non-cash movements		(136)	—	(136)
Reclassification to held for sale	10	1,123	—	1,123
At 1 April 2021		(31,220)	96	(31,124)
Cash flow		(9,993)	149	(9,844)
Fair value gains and losses		286	(472)	(186)
Foreign exchange movements		(652)	—	(652)
Interest charges	6	(1,177)	(54)	(1,231)
Other non-cash movements		34	—	34
Acquisition of NGED	37	(8,286)	26	(8,260)
Reclassification to held for sale[2]	10	5,543	(495)	5,048
At 1 April 2022		(45,465)	(750)	(46,215)
Cash flow		5,268	81	5,349
Fair value gains and losses		367	46	413
Foreign exchange movements		(1,311)	—	(1,311)
Interest charges	6	(1,658)	(170)	(1,828)
Other non-cash movements		(283)	—	(283)
Reclassification to held for sale[2]		97	—	97
At 31 March 2023		(42,985)	(793)	(43,778)
1.Amounts shown for the year ended 31 March 2021 include financing cash flows attributable to the UK Gas Transmission business which was classified as a discontinued operation (see notes 1 and 10). In order to reconcile financing cash flows to the consolidated cash flow statement for the year ended 31 March 2021, cash flows from financing activities for both continuing operations and discontinued operations should be included, along with non-debt related items in note 29(c).
2.Reclassification to held for sale in the year ended 31 March 2022 represented the opening net debt position of the UK Gas Transmission business (see note 10).